Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Reserves [Abstract]
Schedule of Reserves
	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Bargain purchases from acquisition of Founder Energy Sdn. Bhd. under common control accounted as merger reserve	1,299,996	1,299,996	318,822
Bargain purchase from acquisition of plant, equipment and inventory from Solar Bina Engineering Sdn. Bhd. under common control accounted as other reserve	355,271	355,271	87,130
Bargain purchase from acquisition of business from Solar Bina Engineering Sdn. Bhd. under common control accounted as other reserve	49,722	49,722	12,195
Foreign translation reserve	—	(400,898)	(98,321)
	1,704,989	1,304,091	319,826